Restructuring Charge	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restructuring Charge
8.	Restructuring Charge

In November 2012, as part of our strategy to better align our capital resources with our clinical development plan, we reduced our workforce by 23 employees, 16 of whom were immediately terminated, five of whom were terminated on January 31, 2013, two of whom were terminated on April 30, 2013. The final restructuring charge of $698,000 includes severance and related costs associated with the termination of the employees. For the six months ended June 30, 2013, we recorded a net restructuring charge of $79,000, of which $66,000 is included within research and development expense and $13,000 is included within general and administrative expense on our condensed statements of operations. During the six months ended June 30, 2013, we paid $223,000 of severance costs. At December 31, 2012, the accrued restructuring liability, which is included within accrued and other liabilities on the balance sheet was $143,000. There were no remaining amounts accrued for the restructuring liability at June 30, 2013.

9. Restructuring Charge

In November 2012, as part of our strategy to better align our capital resources with our clinical development plan, we reduced our workforce by 24 employees, 16 of whom were immediately terminated, five of whom were terminated on January 31, 2013, two of whom will be terminated on April 30, 2013 and one of whom will be terminated on June 30, 2013. The total restructuring charge of $727,000 includes severance and related costs associated with the termination of the employees. For the year ended December 31, 2012, we recorded a restructuring charge of $618,000 which is included within research and development on our statement of operations. The remaining restructuring charge will be recorded in the first half of 2013 as the eight employees must be employed through various dates in 2013 in order to receive their severance payments. As of December 31, 2012, the accrued restructuring liability, which is included within accrued and other liabilities on the balance sheet, was $143,000.